Prepayment for Construction in Progress (Details) ¥ in Millions			6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 25, 2021 USD ($)	Jun. 25, 2021 CNY (¥)
Repayment for Construction in Progress [Line Items]
Construction amount					$ 414,251
Impairment loss			$ 481,109
Chenyuan [Member]
Repayment for Construction in Progress [Line Items]
Total estimated budget	$ 10,000,000		10,000,000	¥ 69.2
Construction in Progress [Member]
Repayment for Construction in Progress [Line Items]
Total estimated budget							$ 23,900,000	¥ 165.0
Construction amount | ¥						¥ 2.9
Refundable prepayment			$ 8,900,000
Capital expenditures	13,900,000	¥ 95.8
Construction In Progress for Next 12 Months [Member]
Repayment for Construction in Progress [Line Items]
Capital expenditures	$ 3,600,000